Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2023 and 2022 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.23	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	16,298,059	—	16,298,059	(11,654,172)	4,643,887
Total	16,298,059	—	16,298,059	(11,654,172)	4,643,887
Financial Liabilities
Derivate Instruments	13,037,243	—	13,037,243	(11,654,172)	1,383,071
Total	13,037,243	—	13,037,243	(11,654,172)	1,383,071

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.22	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	6,718,672	—	6,718,672	(6,488,983)	229,689
Total	6,718,672	—	6,718,672	(6,488,983)	229,689
Financial Liabilities
Derivate Instruments	7,118,196	—	7,118,196	(6,488,983)	629,213
Total	7,118,196	—	7,118,196	(6,488,983)	629,213